STATEMENT OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2009
Issuance of common stock for cash, per share	$ 0.004	$ 0.004